Other financial assets - financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [abstract]
Current derivative financial assets	€ 265	€ 448
Non-current derivative financial assets	19	31
Derivative financial assets	284	479
Current available-for-sale-securities	4	38
Non-current available-for-sale securities	0	0
Available-for-sale securities	4	38
Current held-for-trading securities	172	203
Non-current held-for-trading securities	59	60
Held-for-trading securities	231	263
Current held-to-maturity securities	0	0
Non-current held-to-maturity securities	2	2
Held-to-maturity securities	2	2
Current investments measured at cost	0	0
Non-current investments measured at cost	43	41
Investments measured at cost	43	41
Current available-for-sale investments	0	0
Non-current available-for-sale investments	23	151
Available-for-sale investments	23	151
Current held-for-trading investments	46	49
Non-current held-for-trading investments	0	0
Held-for-trading investments	46	49
Current financial receivables	0	0
Non-current financial receivables	275	320
Financial receivables	275	320
Current collateral deposits	0	24
Non-current collateral deposits	61	44
Collateral deposits	61	68
Other current financial assets	487	762
Other non-current financial assets	482	649
Other financial assets	€ 969	€ 1,411